Inventories	6 Months Ended
Jun. 30, 2019
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Inventories

Note 8. Inventories

As of June 30, 2019 and December 31, 2018, Company’s inventories are Ps. 37,438 and Ps. 35,686, respectively. For the the six-month period ended June 30, 2019 and 2018, the Company recognized write-downs of its inventories for Ps. 1,198 and Ps. 2,172, respectively, to net realizable value.